JOINT COLLABORATION AGREEMENT (Details) - Equity Method Investee Advanced Lipids [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Ownership percentage of joint collaboration	50.00%
Sales through joint collaboration	$ 13,950,000	$ 13,280,000	$ 16,666,000
Receivable balance through joint collaboration	$ 3,706,000	$ 2,321,000
Agreement terms
The joint collaboration agreement's initial term ends on December 31, 2016. Thereafter the agreement will be automatically extended for consecutive periods of three years, unless terminated by a notice of either party at least 12 months prior to its expiration.